Average Annual Total Returns - FidelitySAIInternationalIndexFunds-ComboPRO - FidelitySAIInternationalIndexFunds-ComboPRO - Fidelity SAI International Quality Index Fund	Dec. 30, 2022
Fidelity SAI International Quality Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.00%
Since Inception	27.61%
Fidelity SAI International Quality Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.17%
Since Inception	24.80%
Fidelity SAI International Quality Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.11%
Since Inception	20.58%
IXXJJ
Average Annual Return:
Past 1 year	14.50%
Since Inception	28.13%	[1]

[1]	A From May 12, 2020